Employee benefits (Tables)	12 Months Ended
Mar. 31, 2026
Text block 1 [Abstract]
Disclosure of Defined Benefit Plans
Changes in present value of defined benefit obligations and fair value of plan assets are as follows:

	Yen in millions
	For the years ended March 31,
	2025		2026
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Present value of defined benefit obligations:
Benefit obligations at beginning of year	1,898,339	1,651,016	1,729,554	1,622,053
Current service cost	76,758	49,225	62,259	50,747
Interest cost	26,290	81,411	37,798	81,582
Remeasurements:
Changes in demographic assumptions	(3,635)	68	(2,153)	1,944
Changes in financial assumptions	(181,128)	(48,712)	(181,466)	(33,796)
Other	(385)	(15,579)	4,347	44,858
Past service cost	(184)	(3,027)	(409)	(591)
Plan participants’ contributions	1,065	4,355	1,027	4,657
Benefits paid	(86,871)	(76,204)	(86,522)	(84,889)
Effect of changes in exchange rates and other	(696)	(20,499)	(86,937)	114,563

Benefit obligations at end of year	1,729,554	1,622,053	1,477,496	1,801,130

Fair value of plan assets:
Plan assets at beginning of year	2,128,476	1,284,918	2,081,009	1,271,236
Interest income	29,462	57,149	48,763	63,712
Remeasurement
Actual return on plan assets, excluding interest income	(66,135)	(33,874)	106,715	892
Employer contributions	35,669	19,016	48,385	19,099
Plan participants’ contributions	1,065	4,355	1,027	4,657
Benefits paid	(47,528)	(42,023)	(46,738)	(47,090)
Effect of changes in exchange rates and other	—	(18,305)	(286,583)	97,536

Plan assets at end of year	2,081,009	1,271,236	1,952,578	1,410,042

The impact of minimum funding requirement and asset ceiling	572,107	—	718,851	—

Net defined benefit liability (asset)	220,652	350,817	243,769	391,088

Disclosure of Funded Defined Benefit Obligation and Unfunded Defined Benefit Obligation
The funded defined benefit obligations and the unfunded defined benefit obligations are as follows:

	Yen in millions
	March 31,
	2025		2026
	Japanese plans	Foreign plans	Japanese plans	Foreign plans

Funded defined benefit obligations	1,265,948	1,225,195	1,076,271	1,342,118
Plan assets	(2,081,009)	(1,271,236)	(1,952,578)	(1,410,042)
The impact of minimum funding requirement and asset ceiling	572,107	—	718,851	—

Subtotal	(242,954)	(46,040)	(157,457)	(67,924)

Unfunded defined benefit obligations	463,606	396,857	401,226	459,012

Total	220,652	350,817	243,769	391,088

Disclosure of Amounts Recognized in the Consolidated Statement of Financial Position are Comprised
The net defined benefit liability (asset) recognized in the consolidated statement of financial position are comprised of the following:

	Yen in millions
	March 31,
	2025		2026
	Japanese plans	Foreign plans	Japanese plans	Foreign plans

Retirement benefit liabilities	562,375	457,193	505,624	516,859
Other non-current assets (Retirement benefit assets)	(341,723)	(106,376)	(261,855)	(125,771)

Net amount recognized	220,652	350,817	243,769	391,088

Disclosure of Assumptions Used Defined Benefit Provident Fund Plan
The weighted-average discount rates used to determine the present value of defined benefit obligations are as follows:

	March 31,
	2025		2026
	Japanese plans	Foreign plans	Japanese plans	Foreign plans

Discount rate	2.2%	5.4%	3.1%	5.5%

Disclosure of fair value of planned asset
The following table summarizes the fair value of classes of plan assets.

	Yen in millions
	March 31, 2025
	Japanese plans			Foreign plans
	Quoted prices in active markets		Total	Quoted prices in active markets		Total
	Available	Not available		Available	Not available
Stocks	375,443	—	375,443	128,908	—	128,908
Government bonds	239,849	—	239,849	301,955	—	301,955
Bonds (other)	2,177	77,768	79,944	—	246,851	246,851
Commingled funds	—	500,917	500,917	—	398,380	398,380
Insurance contracts	—	224,694	224,694	—	—	—
Other	400,852	259,310	660,162	44,066	151,076	195,142

Total	1,018,321	1,062,688	2,081,009	474,929	796,306	1,271,236

	Yen in millions
	March 31, 2026
	Japanese plans			Foreign plans
	Quoted prices in active markets		Total	Quoted prices in active markets		Total
	Available	Not available		Available	Not available
Stocks	357,318	—	357,318	161,268	—	161,268
Government bonds	391,927	—	391,927	307,740	29,380	337,120
Bonds (other)	314	76,390	76,705	—	261,867	261,867
Commingled funds	—	522,785	522,785	—	470,609	470,609
Insurance contracts	—	154,224	154,224	—	—	—
Other	219,996	229,623	449,619	36,022	143,157	179,179

Total	969,555	983,023	1,952,578	505,029	905,013	1,410,042

Disclosure of Impact of Minimum Funding Requirement and Asset Ceiling
The impact of minimum funding requirements and asset ceilings is as follows:

	Yen in millions
	For the years ended March 31,
	2025		2026
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Beginning balance of the fiscal year	268,228	—	572,107	—
Interest income	4,694	—	13,542	—
Remeasurements:
Change in asset ceiling excluding interest income	299,185	—	133,201	—
Translation adjustments	—	—	—	—

Ending balance of the fiscal year	572,107	—	718,851	—

Disclosure of Sensitivity Analysis For Actuarial Assumptions Benefit Obligations
The following table illustrates the effects on defined benefit obligations of the change in weighted-average discount rates, assuming all other assumptions are consistent.

	Yen in millions
	March 31,
	2025		2026
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
0.5% decrease	119,138	113,268	88,346	120,176
0.5% increase	(103,296)	(110,060)	(80,862)	(118,461)

Disclosure of Information About Maturity Profile of Defined Benefit Obligation
The weighted average duration of defined benefit obligations are as follows:

	March 31,
	2025		2026
	Japanese plans	Foreign plans	Japanese plans	Foreign plans

Weighted average duration of defined benefit obligations	16.9 years	13.1 years	16.8 years	12.0 years